Gains on Investment Securities and Dividends (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net Investment Income [Line Items]
Net gains on investment securities	¥ 50,617	¥ 19,412	¥ 28,805
Dividends income, other	5,778	7,769	6,009
Gains on investment securities and dividends	¥ 56,395	¥ 27,181	¥ 34,814